Comprehensive Text Block List	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Comprehensive Income (Loss) Note
Note 16. Accumulated other comprehensive income (loss)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(502)	$(377)	$1,210	$331
Other comprehensive income before reclassifications	506	(48)	(1,039)	(581)
Amounts reclassified from accumulated other comprehensive income	—	1,300	—	1,300
Net current period other comprehensive income	506	1,252	(1,039)	719
	$4	$875	$171	$1,050